Basis of Presentation and Summary of Significant Accounting Policies - Adoption of ASU 2016-09 - Improvements to Employee Share-Based Payment Accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement
Provision for income taxes	$ (65,878)	$ (161,175)	$ (151,364)
Statement of Cash Flows
Net cash provided by operating activities	856,492	718,029	602,034
Net cash used in financing activities	638,725	$ (1,822,190)	$ 290,754
ASU 2016-09 Improvements to Employee Share-Based Payment Accounting
Income Statement
Provision for income taxes	14,300
Statement of Cash Flows
Net cash provided by operating activities	14,300
Net cash used in financing activities	$ 14,300